Consolidated Statements of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 12,038	$ 1,685,524	$ (2,181,006)	$ (483,444)
Balance, shares at Dec. 31, 2012	12,038,163
Issuance of common stock for services	20	86,980		87,000
Issuance of common stock for services, shares	20,000
Issuance of common stock in connection with exercise of stock options	43	70,257		70,300
Issuance of common stock in connection with exercise of stock options, shares	43,300			(43,000)
Stock-based compensation expense		48,239		48,239
Discount on convertible notes to related parties		98,970		98,970
Issuance of common stock for cash, net of offering costs	3,333	9,121,770		9,125,103
Issuance of common stock for cash, net of offering costs, shares	3,333,338
Issuance of common stock upon conversion of debt	780	1,703,707		1,704,487
Issuance of common stock upon conversion of debt, shares	779,727
Induced conversion expense		299,577		(299,577)
Net income			801,352	801,352
Balance at Dec. 31, 2013	16,214	13,115,024	(1,379,654)	11,751,584
Balance, shares at Dec. 31, 2013	16,214,528
Issuance of common stock for services	400	1,602,533		1,602,933
Issuance of common stock for services, shares	400,000
Issuance of common stock in connection with exercise of stock options	5	4,995		5,000
Issuance of common stock in connection with exercise of stock options, shares	5,000			(5,000)
Stock-based compensation expense		163,646		163,646
Induced conversion expense
Offering costs incurred in 2014 pertaining to December 2013 offering		(190,104)		(190,104)
Issuance of common stock in connection with cashless exercise of warrants	143	(143)
Issuance of common stock in connection with cashless exercise of warrants, shares	142,383
Discount on senior convertible notes		1,250,000		1,250,000
Net income			(13,852,249)	(13,852,249)
Balance at Dec. 31, 2014	16,762	16,026,951	(15,231,903)	811,810
Balance, shares at Dec. 31, 2014	16,761,911
Issuance of common stock in connection with exercise of stock options, shares
Issuance of common stock in connection with the Merger (See Note 4)	13,592	17,014,807		17,014,807
Issuance of common stock in connection with the Merger (See Note 4), shares	13,591,533
Issuance of common stock and warrants in connection with private placement	3,432	2,938,528		2,941,960
Issuance of common stock and warrants in connection with private placement, shares	3,432,314
Contribution of note and interest payable to Vaporin to capital in connection with the Merger		354,029		354,029
Cancellation of common stock as a result of early termination of consulting agreement	(150)	150
Cancellation of common stock as a result of early termination of consulting agreement, shares	(150,000)
Stock-based compensation expense		364,576		364,576
Net income			(3,981,196)	(3,981,196)
Balance at Mar. 31, 2015	$ 33,636	$ 36,699,041	$ (19,213,099)	$ 17,519,578
Balance, shares at Mar. 31, 2015	33,635,758